Fees Summary	May 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 920,000.00
Previously Paid Amount	0.00
Total Fee Amount	140.85
Total Offset Amount	$ 0.00
Narrative Disclosure	Fee per Rule457(r)
Net Fee	$ 140.85
Narrative - Max Aggregate Offering Price	$ 920,000.00
Final Prospectus	true